UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04451

Legg Mason Special Investment Trust, Inc.

Name of Fund:

100 Light Street Baltimore, MD 21202
Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 12/31/2007

Item 1 – Schedule of Investments

10	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares	Value
Common Stocks and Equity Interests 98.9%
Consumer Discretionary — 14.1%
Household Durables — 2.2%
Lennar Corp.	3,700	$66,193

Internet and Catalog Retail — 5.9%
Amazon.com Inc.	800	74,112	A
Expedia Inc.	3,150	99,603	A

		173,715

Multiline Retail — 1.9%
Sears Holdings Corp.	535	54,604	A

Specialty Retail — 4.1%
Collective Brands Inc.	3,600	62,604	A,B
Urban Outfitters Inc.	2,150	58,609	A

		121,213

Financials — 14.7%
Insurance — 8.8%
Ambac Financial Group Inc.	4,000	103,080
Montpelier Re Holdings Ltd.	3,800	64,638
Security Capital Assurance Ltd.	6,200	24,118	B
XL Capital Ltd.	1,300	65,403

		257,239

Real Estate Investment Trusts (REITs) — 4.1%
Chimera Investment Corp.	2,400	42,912	B
Hatteras Financial Corp.	2,508	50,152	A,C
Thornburg Mortgage Inc.	3,100	28,644

		121,708

Thrifts and Mortgage Finance — 1.8%
Downey Financial Corp.	1,700	52,887	B

Quarterly Report to Shareholders	11

	Shares	Value
Health Care — 12.8%
Biotechnology — 4.2%
Alkermes Inc.	4,500	$70,155	A
Cell Genesys Inc.	4,500	10,350	A,B
Medarex Inc.	4,300	44,806	A

		125,311

Health Care Providers and Services — 3.9%
WellPoint Inc.	1,300	114,049	A

Life Sciences Tools and Services — 2.3%
Affymetrix Inc.	2,928	67,742	A

Pharmaceuticals — 2.4%
Medicis Pharmaceutical Corp.	2,700	70,119

Industrials — 13.1%
Commercial Services and Supplies — 2.4%
Corporate Executive Board Co.	1,200	72,120

Construction and Engineering — 2.0%
Quanta Services Inc.	2,200	57,728	A

Electrical Equipment — 8.7%
Energy Conversion Devices Inc.	2,700	90,855	A,B
Evergreen Solar Inc.	5,700	98,439	A,B
SunPower Corp.	500	65,195	A

		254,489

Information Technology — 32.7%
Computers and Peripherals — 3.3% Lenovo Group Ltd.	108,367	97,285

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares	Value
Information Technology — Continued
Electronic Equipment and Instruments — 2.9%
Jabil Circuit Inc.	5,500	$83,985

Internet Software and Services — 3.3%
CNET Networks Inc.	10,500	95,970	A,B

IT Services — 6.1%
Accenture Ltd.	2,500	90,075
DST Systems Inc.	1,100	90,805	A

		180,880

Semiconductors and Semiconductor Equipment — 5.2%
Analog Devices Inc.	2,800	88,760
National Semiconductor Corp.	2,800	63,392

		152,152

Software — 11.9%
Amdocs Ltd.	1,600	55,152	A
Electronic Arts Inc. (EA)	1,400	81,774	A
Red Hat Inc.	4,500	93,780	A
Take-Two Interactive Software Inc.	6,500	119,925	A,B

		350,631

Materials — 4.4%
Chemicals — 2.8%
Nalco Holding Co.	3,400	82,212

Metals and Mining — 1.6%
United States Steel Corp.	400	48,364

Telecommunication Services — 7.1%
Diversified Telecommunication Services — 3.4%
Level 3 Communications Inc.	33,000	100,320	A

Quarterly Report to Shareholders	13

	Shares	Value
Wireless Telecommunication Services — 3.7%
NII Holdings Inc.	1,275	$61,608	A
Sprint Nextel Corp.	3,500	45,955

		107,563

Total Common Stocks and Equity Interests
(Cost — $2,541,830)		2,908,479

Preferred Stocks — 1.4%
Thornburg Mortgage Inc.	1,741	41,777

Total Preferred Stocks (Cost — $42,486)		41,777

Total Investments — 100.3% (Cost — $2,584,316)D		2,950,256
Other Assets Less Liabilities — (0.3)%		(7,498)

Net Assets — 100.0%		$2,942,758

Net Asset Value Per Share:
Primary Class		$32.58

Class R		$41.05

Financial Intermediary Class		$41.17

Institutional Class		$41.71

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2007, the total market value of Affiliated Companies was $598,060, and the cost was $631,442.

C

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933, which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.70% of net assets.

D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$723,035
Gross unrealized depreciation	(357,095)

Net unrealized appreciation	$365,940

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2007:

	Affiliate Value at	Purchased		Sold		Dividend	Shares at	Value at	Realized
	12/31/07	Cost	Shares	Cost	Shares	Income	12/31/07	12/31/07	Gain/(Loss)
Cell Genesys Inc.	$14,700	$4,290	1,000	$—	—	$—	4,500	$10,350	$—
Chimera Investment Corp.A	—	35,875	2,400	0	—	60	2,400	42,912	—
CNET Networks Inc.	101,472	0	—	12,446	1,150	—	10,500	95,970	(3,610)
Collective Brands Inc.A	—	73,480	3,600	—	—	—	3,600	62,604	—
Downey Financial Corp.A	—	63,197	1,700	—	—	—	1,700	52,887	—
Energy Conversion Devices Inc.A	—	86,138	2,700	—	—	—	2,700	90,855	—
Evergreen Solar Inc.A	—	36,466	3,800	—	—	—	5,700	98,439	—
Medicis Pharmaceutical CorporationB	151,018	—	—	68,512	2,200	330	—	—	(5,054)
Meritage Homes CorporationB	61,028	—	—	106,300	1,900	—	—	—	(72,571)
Security Capital Assurance Ltd.A	—	83,253	4,400	—	—	253	6,200	24,118	—
Take-Two Interactive Software Inc.	90,630	43,136	2,800	15,903	800	—	6,500	119,925	(1,942)
Thornburg Mortgage Inc. - PreferredA	—	42,486	1,741	—	—	—	1,741	41,777	—
UAP Holdings Corp.B	69,795	—	—	55,190	2,700	1,737	—	—	46,770

	$488,643	$468,321		$258,351		$2,380		$639,837	$(36,407)

A

This security did not have affiliated status at March 31, 2007 because the Fund owned less than 5% of the company’s voting shares. Shared purchased during the period ended December 31, 2007 have resulted in its recognition as an affiliated company.

B	This security is no longer an affiliated company.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:	February 22, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date:	February 21, 2008